Other Financial Liabilities	12 Months Ended
Mar. 31, 2025
Disclosure of financial liabilities [abstract]
Other Financial Liabilities	Other Financial Liabilities

	JPY (millions) As of March 31
	2024	2025
Derivative liabilities (Note 27)	¥25,108	¥16,528
Lease liabilities (Note 27)	619,639	573,325
Financial liabilities associated with programs to sell certain receivables	79,062	67,223
Financial liabilities associated with contingent consideration arrangements (Note 27)	7,772	4,362
Other	99,673	108,582
Total	¥831,254	¥770,020
Non-current	¥687,833	¥550,900
Current	¥143,421	¥219,120
“Other” mainly includes deposits related to certain vaccines operations.